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                                                         GE Institutional Funds
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                      Supplement Dated December 22, 1998
                To Service Class Prospectus Dated July 31, 1998

The following restates the sixth paragraph under the heading "Portfolio Management" on page 25 of the Prospectus:

         Ralph E. Whitman is the Portfolio Manager of the Mid-Cap Growth Fund effective December 1998. Mr. Whitman also serves as the Portfolio Manager for GE Funds' GE Mid-Cap Growth Fund. Mr. Whitman has more than 11 years of investment experience and has held positions with GE Investments since 1987. Mr. Whitman is currently a Vice
         President of GE Investments.

                                                                   GEIN-PRS2-36

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[ LOGO ]

                                                         GE Institutional Funds
-------------------------------------------------------------


                      Supplement Dated December 22, 1998
              To Investment Class Prospectus Dated July 31, 1998

The following restates the sixth paragraph under the heading "Portfolio Management" on page 27 of the Prospectus:

         Ralph E. Whitman is the Portfolio Manager of the Mid-Cap Growth Fund effective December 1998. Mr. Whitman also serves as the Portfolio Manager for GE Funds' GE Mid-Cap Growth Fund. Mr. Whitman has more than 11 years of investment experience and has held positions with GE Investments since 1987. Mr. Whitman is currently a Vice President of GE Investments.

                                                                   GEIN-PRI2-36